Liquidity and Financial Condition - Additional Information (Details) - USD ($) $ in Thousands					3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 14, 2024	Jul. 31, 2024	Jun. 26, 2024	Apr. 15, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Aug. 02, 2024	Jul. 02, 2024
Disclosure Of Liquidity And Financial Condition [Line Items]
Net Income (Loss)					$ 24,709	$ (10,813)	$ 18,231	$ (22,045)	$ (18,657)	$ (61,606)
Accumulated deficit					(89,175)		(89,175)		(107,409)	(90,680)
Total cash and restricted cash					597	952	597	952	3,174	969
Gain on extinguishment of debt					45,053	$ 0	45,053	$ 0	(25,081)	$ (51,079)
Block Chain [Member] | Merger Agreement [Member]
Disclosure Of Liquidity And Financial Condition [Line Items]
Repayment of debt			$ 15,000
Extinguished loan amount paid			67,265
Debt discount amount			6,809
Gain on extinguishment of debt			45,053
Subsequent Event [Member]
Disclosure Of Liquidity And Financial Condition [Line Items]
Extinguished loan amount paid		$ 3,501
G E M Yield Bahamas Limited | Forecast
Disclosure Of Liquidity And Financial Condition [Line Items]
Cash received from share purchase agreement				$ 5,250
G E M Yield Bahamas Limited | Subsequent Event [Member]
Disclosure Of Liquidity And Financial Condition [Line Items]
Cash received from share purchase agreement	$ 5,954
Fund Future [Member]
Disclosure Of Liquidity And Financial Condition [Line Items]
Total cash and restricted cash					$ 274		$ 274		$ 2,851
CleanSpark Credit Agreement
Disclosure Of Liquidity And Financial Condition [Line Items]
Debt discount amount			15,000
CleanSpark Credit Agreement | Senior Secured Term Loan Credit Agreement [Member]
Disclosure Of Liquidity And Financial Condition [Line Items]
Term loan maximum borrowing capacity			55,919
Term loan initiall borrowing capacity			$ 15,000
CleanSpark Credit Agreement | Subsequent Event [Member]
Disclosure Of Liquidity And Financial Condition [Line Items]
Term loan maximum borrowing capacity											$ 55,919
CleanSpark Credit Agreement | Subsequent Event [Member] | Senior Secured Term Loan Credit Agreement [Member]
Disclosure Of Liquidity And Financial Condition [Line Items]
Term loan additional borrowing capacity												$ 40,919